United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          7250 Woodmont Avenue
                  Suite 315
                  Bethesda, MD  20814
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Paul P. Meehan
Title:            Compliance Officer
Phone:            301-543-8373
Signature,                 Place,               and Date
/s/ Paul P. Meehan         Bethesda, MD       February 10, 2009

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                        0
Form 13F Information Table Entry Total:                           108
Form 13F Information Table Value Total (in thousands):       $221,517

List of Other Included Managers:  None

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Co.                         COM              88579Y101     5308   92249 SH       SOLE              92249      0    0
AES Corp.                      COM              00130H105      435   52802 SH       SOLE              52802      0    0
AES Trust III                  PFD              00808N202      333    8810 SH       SOLE               8810      0    0
AGL Res                        COM              001204106      727   23182 SH       SOLE              23182      0    0
Adelphia Recovery Trust        COM              00685R409        3  291372 SH       SOLE             291372      0    0
Amer Electric Power Co.        COM              025537101     1750   52588 SH       SOLE              52588      0    0
Ameren Corp.                   COM              023608102      797   23950 SH       SOLE              23950      0    0
American Express Co.           COM              025816109     2300  123965 SH       SOLE             123965      0    0
Amgen Inc.                     COM              031162100     3220   55764 SH       SOLE              55764      0    0
Apartment Invest. & Mgt. Pfd.  PFD              03748R796      190   13800 SH       SOLE              13800      0    0
Y
Apollo Group Inc. - A          COM              037604105      500    6530 SH       SOLE               6530      0    0
Atmos Energy Corp.             COM              049560105     1972   83217 SH       SOLE              83217      0    0
Automatic Data Process.        COM              053015103     8698  221106 SH       SOLE             221106      0    0
Avon Products Inc.             COM              054303102      520   21620 SH       SOLE              21620      0    0
BCE Inc.                       COM              05534B760      518   25268 SH       SOLE              25268      0    0
BT Group Inc.                  COM              05577E101     1479   74048 SH       SOLE              74048      0    0
Bank of America Corp.          COM              060505104     3033  215390 SH       SOLE             215390      0    0
Berkshire Hathaway - A         COM              084990175       28      29 SH       SOLE                 29      0    0
Berkshire Hathaway Inc. - B    COM              084670207    14698    4573 SH       SOLE               4573      0    0
Biogen Idec Inc.               COM              09062X103      313    6575 SH       SOLE               6575      0    0
Biomed Realty Tr PFD A         PFD              09063H206      657   46400 SH       SOLE              46400      0    0
Carmax Inc.                    COM              143130102     2933  372264 SH       SOLE             372264      0    0
CenterPoint Energy             COM              15189T107      653   51725 SH       SOLE              51725      0    0
Chevrontexaco Corp.            COM              166764100      320    4320 SH       SOLE               4320      0    0
Cisco Systems Inc.             COM              17275r102     4548  279043 SH       SOLE             279043      0    0
Citigroup Inc.                 COM              172967101       86   12824 SH       SOLE              12824      0    0
Clearwater Paper Corp.         COM              18538R103      165   19650 SH       SOLE              19650      0    0
Comcast Corp. 6.6% Pfd.        PFD              20030N507      719   35050 SH       SOLE              35050      0    0
Comcast Corp. 6.8% Pfd.        PFD              20030N408      689   31305 SH       SOLE              31305      0    0
Comcast Corp. 7.0% Pfd.        PFD              20030N309      613   26750 SH       SOLE              26750      0    0
ConocoPhillips                 COM              20825C104     4366   84277 SH       SOLE              84277      0    0
Consol Tomoka Land Fla         COM              210226106      324    8472 SH       SOLE               8472      0    0
Corts Provident Trust 1 Pfd.   PFD              22080X203      516   30180 SH       SOLE              30180      0    0
Cross Timbers Royalty Trust    COM              22757R109      920   33025 SH       SOLE              33025      0    0
Crosstex Energy LP             COM              22765U102      153   35087 SH       SOLE              35087      0    0
Crosstex Energy, Inc.          COM              22765Y104      471  120720 SH       SOLE             120720      0    0
Devon Energy Corp.             COM              25179M103     7426  113013 SH       SOLE             113013      0    0
Diageo PLC ADR                 COM              25243Q205     7646  134750 SH       SOLE             134750      0    0
Dominion Resources Inc.        COM              25746U109     2510   70020 SH       SOLE              70020      0    0
Duke Energy Corp.              COM              26441C105     2051  136644 SH       SOLE             136644      0    0
E M C Corp. Mass               COM              268648102      422   40350 SH       SOLE              40350      0    0
Eaton Vance Tax                COM              27829F108      180   18250 SH       SOLE              18250      0    0
Enbridge Energy Mgmt           COM              29250X103     1063   43473 SH       SOLE              43473      0    0
Enbridge Energy Ptrs. LP       COM              29250R106      656   25707 SH       SOLE              25707      0    0
Energy Transfer Partners       COM              29273R109     1527   44913 SH       SOLE              44913      0    0
Enerplus Resources Fund        COM              29274D604      235   11996 SH       SOLE              11996      0    0
ExxonMobil Corp.               COM              30231G102     1000   12524 SH       SOLE              12524      0    0
Fastenal Co.                   COM              311900104     8212  235626 SH       SOLE             235626      0    0
Felcor Lodging Trust Inc. Pfd. PFD              31430F200      553   81895 SH       SOLE              81895      0    0
A
Felcor Lodging Trust Inc. Pfd. PFD              31430F507      425   65320 SH       SOLE              65320      0    0
C
Gatx Corp.                     COM              361448103      820   26485 SH       SOLE              26485      0    0
General Mills Inc.             COM              370334104     2613   43007 SH       SOLE              43007      0    0
Great Plains Energy Inc.       COM              391164100     1199   62051 SH       SOLE              62051      0    0
Hersha Hospitality Trust Pfd.  PFD              427825203      159   14000 SH       SOLE              14000      0    0
A
Hilltop Holdings Pfd. A        PFD              432748200     1172   65725 SH       SOLE              65725      0    0
Huaneng Power International    COM              443304100     1548   53061 SH       SOLE              53061      0    0
Intel Corp.                    COM              458140100      209   14223 SH       SOLE              14223      0    0
Interstate Hotels & Resorts    COM              46088S106       23   33582 SH       SOLE              33582      0    0
Inc.
Ishares Emerging Markets Fund  COM              464287234     3341  133791 SH       SOLE             133791      0    0
Johnson & Johnson              COM              478160104     9370  156604 SH       SOLE             156604      0    0
Kinder Morgan Energy Ptrs.     COM              494550106     2415   52783 SH       SOLE              52783      0    0
Kinder Morgan Mgmt.            COM              49455U100     2937   73456 SH       SOLE              73456      0    0
Liberty Media Entertainment -  COM              53071M500     1061   60690 SH       SOLE              60690      0    0
A
Liberty Media Interactive - A  COM              53071M104      228   73045 SH       SOLE              73045      0    0
MBNA Capital E                 PFD              55270B201      199   10465 SH       SOLE              10465      0    0
MFA Mortgage Investments Pfd.  PFD              55272X201      268   14100 SH       SOLE              14100      0    0
A
Markel Corp.                   COM              570535104      425    1420 SH       SOLE               1420      0    0
Medtronic Inc.                 COM              585055106     1960   62382 SH       SOLE              62382      0    0
Methanex Corp.                 COM              59151K108      425   37802 SH       SOLE              37802      0    0
Microsoft Corp.                COM              594918104     5147  264767 SH       SOLE             264767      0    0
Nokia Corp. ADR                COM              654902204     4921  315447 SH       SOLE             315447      0    0
Novartis AG ADR                COM              66987V109     9338  187656 SH       SOLE             187656      0    0
Nstar                          COM              67019E107     1109   30396 SH       SOLE              30396      0    0
Nuveen Floating Rate Income    COM              67072T108      356   58950 SH       SOLE              58950      0    0
Fund
Penn West Energy Trust         COM              707885109      889   79919 SH       SOLE              79919      0    0
Pfizer Inc.                    COM              717081103     4836  273053 SH       SOLE             273053      0    0
Potlatch Corp.                 COM              737630103     1687   64875 SH       SOLE              64875      0    0
Potomac Electric Pwr Co.       COM              713291102      724   40770 SH       SOLE              40770      0    0
Procter & Gamble Co.           COM              742718109     9589  155104 SH       SOLE             155104      0    0
Progressive Corp. Ohio         COM              743315103      592   39960 SH       SOLE              39960      0    0
Provident Energy Trust         COM              74386K104      331   75901 SH       SOLE              75901      0    0
Rayonier Inc.                  COM              754907103     1760   56142 SH       SOLE              56142      0    0
Royal Caribbean Sec. Trust     PFD              21988G650      145   10954 SH       SOLE              10954      0    0
Schering-Plough Pfd.           PFD              806605705     3954   22723 SH       SOLE              22723      0    0
Siemens AG                     COM              826197501     3437   45372 SH       SOLE              45372      0    0
Spectra Energy                 COM              847560109      650   41326 SH       SOLE              41326      0    0
Sunstone Hotel Investors Pfd.  PFD              867892200      792   64090 SH       SOLE              64090      0    0
A
TC Pipelines LP                COM              87233q108      350   15054 SH       SOLE              15054      0    0
Tejon Ranch Co.                COM              879080109      570   23050 SH       SOLE              23050      0    0
Telecom Corp. Of New Zealand   COM              879278208      958  142941 SH       SOLE             142941      0    0
Terex Corp.                    COM              880779103     5162  298050 SH       SOLE             298050      0    0
Tupperware Corp.               COM              899896104      345   15200 SH       SOLE              15200      0    0
United Parcel Service - B      COM              911312106     6412  116235 SH       SOLE             116235      0    0
Unumprovident Corp.            COM              91529Y106      350   18800 SH       SOLE              18800      0    0
Verizon Communications         COM              92343v104     2279   67230 SH       SOLE              67230      0    0
Vodaphone Group ADR            COM              92857W209      744   36414 SH       SOLE              36414      0    0
Wal-Mart Stores Inc.           COM              931142103      827   14760 SH       SOLE              14760      0    0
Weight Watchers Int'l.         COM              948626106      257    8742 SH       SOLE               8742      0    0
Wellpoint Inc.                 COM              94973V107     4558  108193 SH       SOLE             108193      0    0
Wesco Financial Corp.          COM              950817106     3953   13729 SH       SOLE              13729      0    0
Westar Energy Inc.             COM              95709T100      525   25600 SH       SOLE              25600      0    0
Western Union Co.              COM              959802109     6981  486831 SH       SOLE             486831      0    0
XTO Energy Co.                 COM              98385X106      219    6212 SH       SOLE               6212      0    0
Xcel Energy Inc.               COM              98389B100     1473   79412 SH       SOLE              79412      0    0
YRC Worldwide Inc.             COM              984249102      820  285794 SH       SOLE             285794      0    0
Zimmer Holdings Inc.           COM              98956P102     1390   34390 SH       SOLE              34390      0    0
eBay Inc.                      COM              278642103     3860  276510 SH       SOLE             276510      0    0